Liabilities for assets acquisitions and subsidiaries	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Liabilities for Assets Acquisitions and Subsidiaries

	12/31/2024	12/31/2023
Business combinations
Facepa (1)	27,182	25,924
Vale Florestar Fundo de Investimento em Participações ("VFFIP") (2)	93,308	161,263
	120,490	187,187

Current	21,166	93,405
Non-current	99,324	93,782
(1)Acquired in March 2018, for the amount of R$307,876, upon the payment of R$267,876, with the remainder updated at the IPCA, adjusted for possible losses incurred up to the payment date, with maturity in March 2028.
(2)On August 2014, the Company acquired Vale Florestar S.A. through VFFIP, with maturity up to August 2029. The annual settlements, carried out in the month of August, are subject to interest and updated by the variations of the US$ exchange rate, and partially updated by the IPCA.